SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15.SHARE-BASED COMPENSATION

In January 2025, the Company granted 1,672,034 options (Batch 7) to Mr. Jiayuan Lin. In April 2025, the Company granted 39,332 options (Batch 8) to eligible employees. Such options shall vest immediately upon grant.

The estimated fair value of the Company’s ordinary shares was based on the Company’s share price. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options. The expected exercise multiple is estimated by management based on changes in intrinsic value of the option and likelihood of early exercises by employees, which the Company believes is representative of the future.

The Company uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options granted to employees were as follows:

	As of	As of
	January 2, 2025,	April 15, 2025,
	(date of	(date of
	inception)	inception)
	Batch 7	Batch 8
Risk-free interest rate (%)	4.53	4.53
Volatility (%)	50.0	50.0
Expected exercise multiple	2.80	2.80
Dividend yield	Nil	Nil
Expected life (in years)	10.00	10.00
Exercise price (US$)	0.2951	0.2951
Fair value of ordinary shares (US$)	2.06	1.92

The Company recognized compensation cost for the share options on a graded vesting basis. The total share-based compensation expenses recognized by the Company for the share option granted were US$1,439,843 and US$3,689,080 for the six months ended June 30, 2024 and 2025, respectively. The total fair value of options vested the six months ended June 30, 2024 and 2025, was US$3,953,359 and US$7,639,893, respectively.

15.SHARE-BASED COMPENSATION-CONTINUED

A summary of option activity under the ESOP is as follows:

			Weighted average	Aggregate
	Number of	Weighted average	Grant date	Intrinsic
	options	exercise price	fair value	Value
Balance, December 31, 2024	32,470,780	0.30	3.00
Granted	1,711,356	0.30	2.06
Exercised	(254,188)	0.30	3.39	455,826
Forfeited	(7,868)	0.30	3.36
Vested or expected to vest at June 30, 2025	33,920,080	0.30		72,246,378
Exercisable at June 30, 2025	33,920,080	0.30		72,246,378

As of 30 June, 2025, there was no unrecognized share-based compensation cost related to share options. Cash received from option exercise under all share-based payment for the six months ended June 30, 2024 and 2025 was US$85,293 and US$69,407, respectively.

For the six months ended June 30, 2024 and 2025, the Company allocated share-based compensation expense as follows:

	For the six months ended June 30
	2024	2025
Continuing operations
General and administrative	1,079,112	3,697,862

Discontinued operations
Cost of revenue	66,229	(55,868)
Sales and marketing	263,531	47,086
Research and development	30,971	—
	1,439,843	3,689,080